Warrant Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of Warrant Liabilities [Abstract]
Warrant Liabilities
18.
WARRANT LIABILITIES

Pursuant to the BCA and the Warrant Assignment and Assumption Agreement executed in connection with the BCA, the Company has assumed 4,251,595 EBAC public warrants and 151,699 EBAC private warrants from EBAC, and issued 4,403,294 warrants as of March 2, 2023 with substantially the same terms. Each warrant entitles the registered holder to purchase one ordinary share at a price of CHF 9.68 or $11.50 per share, subject to certain adjustments, exercisable at any time commencing 30 days after the acquisition closing date, provided that the Company has an effective registration statement under the Securities Act covering the issuance of the ordinary shares issuable upon exercise of the warrants. This registration statement was filed with the SEC and declared effective on May 1, 2023. The warrants will expire on March 2, 2028.

As of March 2, 2023, the Company recognized the warrant liabilities at fair value of CHF 2.1 million. For the year ended December 31, 2023, the Company recognized a fair value loss in the Statement of Loss of CHF 3.4 million leading to an increase of the warrant liability up to CHF 5.4 million as of December 31, 2023. The exercise of 149,156 public warrants at a price of CHF 10.26 (average value of effective rate) or $11.50 per share for the year period ended December 31, 2023 resulted in a reduction of CHF 0.2 million to the liability, an additional CHF 1.5 million of cash and an increase of CHF 1.7 million in shareholder's equity (refer to Note 16).

The movement of the warrant liability is illustrated below:

in CHF thousands (except share number of warrants)	Warrant liabilities	Share number of outstanding public and private warrants
Balance as of January 1, 2023	-	-
Issuance of assumed warrants from EBAC	2,136	4,403,294
Fair value loss on warrant liability	3,431	-
Exercise of public and private warrants	(197)	(149,198)
Balance as of December 31, 2023	5,370	4,254,096

The number of exercised warrants abovementioned of 149,198 warrants includes 149,156 EBAC warrants exercised in 2023 and an additional number of 42 EBAC warrants that are still formally part of the Company's conditional share capital, although they will not become exercisable because of the fractional conversion rate and rounding methodology applied when converting the initial warrants from EBAC into the Company's warrants.